Note Payable and Convertible Notes (Details Textual) (USD $)	1 Months Ended				12 Months Ended		151 Months Ended
	Jan. 31, 2013	Dec. 19, 2012	Oct. 23, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 28, 2012	Dec. 27, 2011
Note Payable and Convertible Notes (Textual)
Convertible promissory note amount									$ 900,000
Amount of original issue discount									(150,000)
Premium finance agreement principal amount								140,000
Payment under premium finance agreement	28,000
Monthly amount payable under premium finance agreement					12,636
Duration of periodic payments for premium finance agreement					9 months
Premium finance agreement outstanding amount					140,000
Promissory note interest rate									8.00%
Net proceeds of promissory note									750,000
Percentage of principle amount in which convertible note issued									83.33%
Convertible note maturity term				One year
Gross proceeds in subsequent offerings of common stock or equivalents					4,000,000
Common stock issued to investors						287,061
Investment warrant grant date fair value					565,729
Beneficial conversion feature discount					372,850		372,850
Conversion price					$ 0.78		$ 0.78
Convertible note fair value per share					$ 1.11
Extended maturity Period of convertible notes			90 days
Description of extended maturity date			Company was seeking approval to extend the note maturity date for 90 days. The Company was able to obtain approvals from all note holders and the maturity date of the notes has been extended to January 31, 2013, February 18, 2013 or March 27, 2013 for the 24 notes.
Convertible notes and the accrued interest converted into common shares		4,000,000
Amortization of debt discount					775,637	124,363	900,000
Amortization of deferred financing costs					252,248	40,444	292,692
Placement Agent [Member]
Note Payable and Convertible Notes (Textual)
Common stock shares purchasable through warrants					143,532
Exercise price of warrant					$ 0.78
Warrants expiration date					Jan. 31, 2019
Convertible promissory note amount					292,691		292,691
Amount of original issue discount					$ 150,000		$ 150,000
Amortization period of note					One year
Management Firm [Member]
Note Payable and Convertible Notes (Textual)
Common stock shares purchasable through warrants					126,829
Exercise price of warrant					$ 0.01
Warrants expiration date					Jan. 31, 2019